Investments in associates - Changes in investments in associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		₩ 2,692,031	₩ 2,904,474
Investment and Dividend		118,786	(331,686)
Equity method income (loss)		(23,822)	125,088	₩ 121,697
Change in other comprehensive income		9,063	9,738
Impairment loss		(43,078)	(15,583)
Investments in associates		2,752,980	2,692,031
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		39,272	30,169
Investment and Dividend		0	0
Equity method income (loss)		(3,423)	920
Change in other comprehensive income		587	8,183
Impairment loss		0	0
Investments in associates		36,436	39,272
Shinhan-Neoplux Energy Newbiz Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		22,358	20,837
Investment and Dividend		(9,196)	0
Equity method income (loss)		1,450	1,521
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		14,612	22,358
Shinhan-Albatross Tech Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		15,499	12,253
Investment and Dividend		(8,312)	(1,500)
Equity method income (loss)		1,485	4,618
Change in other comprehensive income		0	128
Impairment loss		0	0
Investments in associates		8,672	15,499
Partners 4th Growth Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			13,542
Investment and Dividend			(13,542)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
KCGI-SingA330-A Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,609	4,232
Investment and Dividend		(4,876)	0
Equity method income (loss)		267	377
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	4,609
KTB Newlake Global Healthcare PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,309
Investment and Dividend			(3,954)
Equity method income (loss)			(355)
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
VOGO Debt Strategy Qualified IV Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,532	6,085
Investment and Dividend		(3,465)	50
Equity method income (loss)		646	397
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,713	6,532
Shinhan-Midas Donga Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,301	4,431
Investment and Dividend		(750)	0
Equity method income (loss)		(399)	(130)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,152	4,301
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,862	4,414
Investment and Dividend		(5,760)	(864)
Equity method income (loss)		4,279	1,312
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,381	4,862
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,692	3,691
Investment and Dividend		0	0
Equity method income (loss)		(2)	1
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,690	3,692
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0	3,961
Investment and Dividend	[1]	0	0
Equity method income (loss)	[1]	0	(136)
Change in other comprehensive income	[1]	0	0
Impairment loss	[1]	0	(3,825)
Investments in associates	[1]	0	0
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0	0
Investment and Dividend	[1]	0	0
Equity method income (loss)	[1]	0	0
Change in other comprehensive income	[1]	0	0
Impairment loss	[1]	0	0
Investments in associates	[1]	0	0
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		24,096	34,339
Investment and Dividend		(7,321)	(11,436)
Equity method income (loss)		718	1,193
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		17,493	24,096
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		18,799	19,236
Investment and Dividend		1,058	(919)
Equity method income (loss)		370	482
Change in other comprehensive income		0	0
Impairment loss		(13,412)	0
Investments in associates		6,815	18,799
KDBC-Midas Dong-A Global contents Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,288	4,277
Investment and Dividend		0	0
Equity method income (loss)		(1,648)	11
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,640	4,288
Shinhan-Nvestor Liquidity Solution Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,088	6,438
Investment and Dividend		(1,270)	(265)
Equity method income (loss)		308	(85)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,126	6,088
Shinhan AIM FoF Fund 1-A
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,635	10,110
Investment and Dividend		(1,169)	(1,653)
Equity method income (loss)		1,338	1,178
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,804	9,635
Hermes Private Investment Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			5,562
Investment and Dividend			(5,562)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
IGIS Global Credit Fund 150-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,286	4,692
Investment and Dividend		(549)	(803)
Equity method income (loss)		1,252	397
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,989	4,286
Partner One Value up I Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			5,144
Investment and Dividend			(5,144)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Genesis No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			59,924
Investment and Dividend			(59,916)
Equity method income (loss)			(8)
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Korea Omega Project Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,696	3,674
Investment and Dividend		(2,274)	0
Equity method income (loss)		(1,422)	22
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	3,696
Genesis North America Power Company No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,358	8,118
Investment and Dividend		(3,143)	(4,384)
Equity method income (loss)		3,587	2,624
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,802	6,358
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		40,764	43,244
Investment and Dividend		(37,990)	(10,595)
Equity method income (loss)		6,628	8,115
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,402	40,764
Korea Finance Security
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,245	2,411
Investment and Dividend		0	0
Equity method income (loss)		297	(169)
Change in other comprehensive income		0	1,003
Impairment loss		0	0
Investments in associates		3,542	3,245
MIEL CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0	0
Investment and Dividend	[1]	0	0
Equity method income (loss)	[1]	0	0
Change in other comprehensive income	[1]	0	0
Impairment loss	[1]	0	0
Investments in associates	[1]	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		46,372	44,821
Investment and Dividend		3,460	782
Equity method income (loss)		8,975	769
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		58,807	46,372
Kiwoom-Shinhan Innovation Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,854	9,441
Investment and Dividend		0	(1,425)
Equity method income (loss)		125	(162)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		7,979	7,854
Midas Asset Global CRE Debt Private Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		54,881	57,029
Investment and Dividend		(57,919)	(8,663)
Equity method income (loss)		3,038	6,515
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	54,881
Samchully Midstream Private Placement Special Asset Fund 5-4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		33,163	30,624
Investment and Dividend		2,416	795
Equity method income (loss)		3,905	1,744
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		39,484	33,163
MK Ventures-K Clavis Growth Capital Venture Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0
Investment and Dividend	[1]	(183)
Equity method income (loss)	[1]	3
Change in other comprehensive income	[1]	0
Impairment loss	[1]	183
Investments in associates	[1]	3
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,254	24,492
Investment and Dividend		(7,664)	(18,264)
Equity method income (loss)		410	1,026
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	7,254
NH-Amundi Global Infrastructure Trust 14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		18,728	20,975
Investment and Dividend		(20,589)	(3,086)
Equity method income (loss)		1,861	839
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	18,728
Jarvis Memorial Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			9,786
Investment and Dividend			(10,642)
Equity method income (loss)			856
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		35,265	33,357
Investment and Dividend		(1,591)	(683)
Equity method income (loss)		1,739	2,591
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		35,413	35,265
Milestone Private Real Estate Fund 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		17,615	19,071
Investment and Dividend		1,619	563
Equity method income (loss)		(114)	(2,019)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		19,120	17,615
Nomura-Rifa Private Real Estate Investment Trust 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,889	7,364
Investment and Dividend		0	0
Equity method income (loss)		(546)	(475)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,343	6,889
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,138	2,969
Investment and Dividend		(889)	(2,675)
Equity method income (loss)		269	2,844
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,518	3,138
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,231
Investment and Dividend			(3,231)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
FuturePlay-Shinhan TechInnovation Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,847	6,916
Investment and Dividend		(1,238)	0
Equity method income (loss)		(824)	931
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,785	7,847
Stonebridge Corporate 1st Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,142	3,622
Investment and Dividend		0	0
Equity method income (loss)		(165)	520
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,977	4,142
Vogo Realty Partners Private Real Estate Fund V
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,792	10,915
Investment and Dividend		1,379	(378)
Equity method income (loss)		(1,509)	255
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		10,662	10,792
Korea Credit Bureau
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,738	5,039
Investment and Dividend		(45)	(90)
Equity method income (loss)		881	1,789
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		7,574	6,738
Goduck Gangil1 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		180	60
Investment and Dividend		(148)	0
Equity method income (loss)		64	120
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		96	180
SBC PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		30,774	28,468
Investment and Dividend		8,750	3,750
Equity method income (loss)		(1,908)	(1,444)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		37,616	30,774
NH-amundi global infra private fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		50,652	56,211
Investment and Dividend		4,293	(1,299)
Equity method income (loss)		(21,977)	(4,260)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		32,968	50,652
IMM Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			147,384
Investment and Dividend			(147,384)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		244,772	263,052
Investment and Dividend		(31,676)	(32,093)
Equity method income (loss)		12,612	13,813
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		225,708	244,772
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		18,110	22,683
Investment and Dividend		(19,646)	(5,882)
Equity method income (loss)		1,536	1,309
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	18,110
Sparklabs-Shinhan Opportunity Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,914	4,631
Investment and Dividend		0	(1,137)
Equity method income (loss)		(1,189)	420
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,725	3,914
BNW Tech-Innovation Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			5,833
Investment and Dividend			(5,833)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
IGIS Real-estate Private Investment Trust No.33
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		15,271	14,552
Investment and Dividend		(809)	(360)
Equity method income (loss)		1,170	1,079
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		15,632	15,271
WWG Global Real Estate Investment Trust no.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			10,331
Investment and Dividend			(10,795)
Equity method income (loss)			464
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Goduck Gangil10 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,081	3,236
Investment and Dividend		(212)	0
Equity method income (loss)		1,296	1,845
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,165	5,081
Fidelis Global Private Real Estate Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		551	21,945
Investment and Dividend		0	0
Equity method income (loss)		0	(9,925)
Change in other comprehensive income		0	0
Impairment loss		0	(11,469)
Investments in associates		551	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		48,619	48,427
Investment and Dividend		2,955	(5,864)
Equity method income (loss)		2,919	6,056
Change in other comprehensive income		0	0
Impairment loss		(29,849)	0
Investments in associates		24,644	48,619
Shinhan Global Healthcare Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]		0
Investment and Dividend	[1]		0
Equity method income (loss)	[1]		0
Change in other comprehensive income	[1]		0
Impairment loss	[1]		0
Investments in associates	[1]		0
Shinhan AIM Real Estate Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		26,678	25,243
Investment and Dividend		1,760	0
Equity method income (loss)		(26,884)	1,435
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		1,554	26,678
Shinhan AIM Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		51,873	44,642
Investment and Dividend		2,613	6,586
Equity method income (loss)		(51,602)	645
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,884	51,873
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		34,781	32,627
Investment and Dividend		(856)	(916)
Equity method income (loss)		5,566	3,070
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		39,491	34,781
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		20,053	19,296
Investment and Dividend		0	3
Equity method income (loss)		1,894	754
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		21,947	20,053
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		17,516	24,598
Investment and Dividend		(3,377)	(7,618)
Equity method income (loss)		1,631	536
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		15,770	17,516
Korea Omega-Shinhan Project Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,630	10,022
Investment and Dividend		(1,957)	0
Equity method income (loss)		9,800	1,608
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		19,473	11,630
Samsung SRA Real Estate Professional Private 45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		31,432	21,650
Investment and Dividend		(3,954)	8,487
Equity method income (loss)		2,798	1,295
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		30,276	31,432
IBK Global New Renewable Energy Special Asset Professional Private2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		32,296	33,412
Investment and Dividend		(1,266)	(2,303)
Equity method income (loss)		2,068	1,187
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		33,098	32,296
VS Cornerstone Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,280	3,335
Investment and Dividend		0	0
Equity method income (loss)		(55)	(55)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,225	3,280
Aone Mezzanine Opportunity Professional Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			5,009
Investment and Dividend			(5,072)
Equity method income (loss)			63
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
NH-Amundi US Infrastructure Private Fund2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		29,725	31,941
Investment and Dividend		(30,845)	(4,395)
Equity method income (loss)		1,664	2,179
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		544	29,725
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			6,332
Investment and Dividend			(4,360)
Equity method income (loss)			341
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			2,313
Kakao-Shinhan 1st TNYT Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		19,866	21,330
Investment and Dividend		0	0
Equity method income (loss)		3,812	(1,464)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		23,678	19,866
Pacific Private Placement Real Estate Fund No.40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,624	11,622
Investment and Dividend		(748)	(748)
Equity method income (loss)		747	750
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		11,623	11,624
Mastern Private Real Estate Loan Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,040	6,387
Investment and Dividend		(1,908)	(3,679)
Equity method income (loss)		198	332
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		1,330	3,040
LB Scotland Amazon Fulfillment Center Fund 29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		30,928	29,637
Investment and Dividend		3,780	(1,753)
Equity method income (loss)		(15,860)	3,044
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		18,848	30,928
JR AMC Hungary Budapest Office Fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,687	12,457
Investment and Dividend		221	(773)
Equity method income (loss)		279	1,003
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		13,187	12,687
Future-Creation Neoplux Venture Capital Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,251
Investment and Dividend			(889)
Equity method income (loss)			(682)
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			2,680
Gyeonggi-Neoplux Superman Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,056	5,467
Investment and Dividend		0	0
Equity method income (loss)		(918)	(411)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,138	5,056
NewWave 6th Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,716	13,540
Investment and Dividend		(1,425)	0
Equity method income (loss)		(1,583)	176
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		10,708	13,716
Neoplux No.3 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		18,981	20,454
Investment and Dividend		(404)	(4)
Equity method income (loss)		(6,425)	(1,469)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		12,152	18,981
PCC Amberstone Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		17,258	18,785
Investment and Dividend		(5,513)	(2,425)
Equity method income (loss)		2,795	898
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		14,540	17,258
KIAMCO POWERLOAN TRUST 4TH
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		45,099	43,524
Investment and Dividend		(2,331)	(2,306)
Equity method income (loss)		5,935	3,881
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		48,703	45,099
Mastern Opportunity Seeking Real Estate Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,135	14,710
Investment and Dividend		(4,868)	(4,029)
Equity method income (loss)		(2,995)	2,454
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,272	13,135
AION ELFIS PROFESSIONAL PRIVATE 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,566
Investment and Dividend			(3,376)
Equity method income (loss)			(190)
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			5,709
Investment and Dividend			(7,843)
Equity method income (loss)			2,134
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Neoplux Market-Frontier Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,427	13,960
Investment and Dividend		(4,006)	(3,673)
Equity method income (loss)		1,754	140
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		8,175	10,427
Harvest Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,139
Investment and Dividend			(26)
Equity method income (loss)			(135)
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			2,978
Synergy Green New Deal 1st New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,315	10,632
Investment and Dividend		(72)	(145)
Equity method income (loss)		614	(172)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		10,857	10,315
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,836	6,727
Investment and Dividend		(580)	(220)
Equity method income (loss)		847	329
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		7,103	6,836
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		23,356	25,024
Investment and Dividend		(2,538)	(2,542)
Equity method income (loss)		892	874
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		21,710	23,356
Eum Private Equity Fund No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,166	9,170
Investment and Dividend		(400)	0
Equity method income (loss)		390	(4)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,156	9,166
Kiwoom Hero No.4 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,442	3,517
Investment and Dividend		(96)	0
Equity method income (loss)		851	(75)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,197	3,442
Vogo Canister Professional Trust Private Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		45,871	46,329
Investment and Dividend		(47,321)	(3,075)
Equity method income (loss)		1,450	2,617
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	45,871
Shinhan Healthcare Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0
Investment and Dividend	[1]	0
Equity method income (loss)	[1]	0
Change in other comprehensive income	[1]	0
Impairment loss	[1]	0
Investments in associates	[1]	0
EDNCENTRAL Co.,Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0	0
Investment and Dividend	[1]	0	0
Equity method income (loss)	[1]	0	0
Change in other comprehensive income	[1]	0	0
Impairment loss	[1]	0	0
Investments in associates	[1]	0	0
SHINHAN-NEO Core Industrial Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,616	9,409
Investment and Dividend		(9,247)	0
Equity method income (loss)		3,742	4,207
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		8,111	13,616
SIMONE Mezzanine Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,017
Investment and Dividend			(1,965)
Equity method income (loss)			150
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			1,202
SW-S Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			7,248
Investment and Dividend			(11,177)
Equity method income (loss)			3,929
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
CL Buyout 1st PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			12,842
Investment and Dividend			(20,216)
Equity method income (loss)			7,374
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
AJ-KOSNET Semicon One Venture Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,854
Investment and Dividend		0
Equity method income (loss)		358
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,212
Timefolio The Venture-V second
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,801	4,096
Investment and Dividend		(4,444)	0
Equity method income (loss)		8	1,705
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		1,365	5,801
Newlake Growth Capital Partners2 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			12,496
Investment and Dividend			(12,496)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Shinhan Smilegate Global PEF I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,801	3,771
Investment and Dividend		(4,326)	0
Equity method income (loss)		4,407	30
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,882	3,801
Genesis Eco No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,219	11,418
Investment and Dividend		0	0
Equity method income (loss)		(142)	(199)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		11,077	11,219
SHINHAN-NEO Market-Frontier 2nd Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		32,670	34,420
Investment and Dividend		(5,466)	4,270
Equity method income (loss)		295	(6,020)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		27,499	32,670
NH-Synergy Core Industrial New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,439	6,377
Investment and Dividend		(6,175)	0
Equity method income (loss)		(264)	62
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	6,439
J& Moorim Jade Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,920	5,434
Investment and Dividend		0	(787)
Equity method income (loss)		433	273
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,353	4,920
Helios-KDBC Digital Contents 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,356
Investment and Dividend			(1,457)
Equity method income (loss)			357
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			2,256
Ulmus SHC innovation investment fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,543	4,886
Investment and Dividend		(1,150)	0
Equity method income (loss)		(88)	657
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,305	5,543
Mirae Asset Partners X Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			7,792
Investment and Dividend			(7,792)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
T Core Industrial Technology 1st Venture PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,254	4,529
Investment and Dividend		(378)	0
Equity method income (loss)		(881)	(275)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,995	4,254
Curious Finale Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,591
Investment and Dividend			(3,636)
Equity method income (loss)			45
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Fine Value POST IPO No.5 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,766	2,270
Investment and Dividend		(3,565)	0
Equity method income (loss)		(201)	1,496
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	3,766
TI First Property Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,102	3,127
Investment and Dividend		(203)	(203)
Equity method income (loss)		203	178
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,102	3,102
MPLUS Professional Private Real Estate Fund 25
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,231
Investment and Dividend			0
Equity method income (loss)			(1,873)
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			2,358
IBKC Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,701	4,552
Investment and Dividend		(4,764)	0
Equity method income (loss)		63	149
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	4,701
Premier Luminous Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			8,966
Investment and Dividend			(12,439)
Equity method income (loss)			3,473
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Hanyang-Meritz 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,466
Investment and Dividend			(689)
Equity method income (loss)			204
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			2,981
ETRI Holdings-Shinhan 1st Unicorn Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,295	1,895
Investment and Dividend		1,500	1,500
Equity method income (loss)		(99)	(100)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,696	3,295
Maple Mobility Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			16,859
Investment and Dividend			(16,859)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Reverent-Shinhan Vista Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,600
Investment and Dividend		54
Equity method income (loss)		755
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,409
AVES 1st Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,768	5,057
Investment and Dividend		0	0
Equity method income (loss)		(245)	(289)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,523	4,768
JS Shinhan Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,933	4,953
Investment and Dividend		0	0
Equity method income (loss)		1,448	(20)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,381	4,933
Daishin Newgen New Technology Investment Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,082	5,704
Investment and Dividend		(5,742)	0
Equity method income (loss)		(340)	378
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	6,082
META ESG Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,771	5,857
Investment and Dividend		0	0
Equity method income (loss)		(88)	(86)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,683	5,771
SWFV FUND-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			9,128
Investment and Dividend			(9,433)
Equity method income (loss)			305
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
PHAROS DK FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,835
Investment and Dividend			(1,413)
Equity method income (loss)			40
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			2,462
Shinhan VC tomorrow venture fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		45,210	26,926
Investment and Dividend		25,608	18,258
Equity method income (loss)		(185)	26
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		70,633	45,210
Highland 2021-8 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,826
Investment and Dividend			(5,366)
Equity method income (loss)			540
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Tres-Yujin Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,359	10,004
Investment and Dividend		0	0
Equity method income (loss)		2,672	355
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		13,031	10,359
Shinhan-Time mezzanine blind Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		14,121	13,312
Investment and Dividend		0	0
Equity method income (loss)		2,305	809
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		16,426	14,121
Capstone REITs No.26
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,750	3,852
Investment and Dividend		0	(300)
Equity method income (loss)		(381)	2,198
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,369	5,750
JB Incheon-Bucheon REITS No.54
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,978	4,989
Investment and Dividend		0	0
Equity method income (loss)		(11)	(11)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,967	4,978
Hankook Smart Real Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,668	6,993
Investment and Dividend		0	0
Equity method income (loss)		(1,662)	675
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,006	7,668
JB Hwaseong-Hadong REITs No.53
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,983	4,991
Investment and Dividend		0	0
Equity method income (loss)		(9)	(8)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,974	4,983
KB Oaktree Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,668	8,605
Investment and Dividend		304	(771)
Equity method income (loss)		916	834
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,888	8,668
Daehan No.36 Office Asset Management Company
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		22,482	22,058
Investment and Dividend		(25,394)	0
Equity method income (loss)		2,912	424
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	22,482
Rhinos Premier Mezzanine Private Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,056	2,873
Investment and Dividend		(3,048)	0
Equity method income (loss)		(8)	183
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	3,056
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		62,769	57,334
Investment and Dividend		(12,710)	3,369
Equity method income (loss)		2,738	2,066
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		52,797	62,769
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		41,434	40,571
Investment and Dividend		(1,142)	36
Equity method income (loss)		(647)	827
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		39,645	41,434
SKS-Yozma Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,455	6,599
Investment and Dividend		(2,931)	(4,140)
Equity method income (loss)		(524)	996
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	3,455
IBKC-METIS Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,550
Investment and Dividend			(3,921)
Equity method income (loss)			(629)
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Keistone Unicorn Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			6,249
Investment and Dividend			(6,249)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Kiwoom-Shinhan Innovation Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,165	11,271
Investment and Dividend		1,148	(4,434)
Equity method income (loss)		(86)	2,328
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		10,227	9,165
SJ ESG Innovative Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,198	4,197
Investment and Dividend		0	0
Equity method income (loss)		(1,083)	1
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,115	4,198
NH Kyobo AI Solution Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,288
Investment and Dividend			(4,138)
Equity method income (loss)			850
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
H-IOTA Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,524	9,623
Investment and Dividend		(2,639)	(239)
Equity method income (loss)		2,492	140
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,377	9,524
Stonebridge-Shinhan Unicorn Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,427	6,082
Investment and Dividend		6,160	2,924
Equity method income (loss)		0	(1,579)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		13,587	7,427
KB Distribution Private Real Estate 3-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		25,976	26,651
Investment and Dividend		0	0
Equity method income (loss)		(1,897)	(675)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		24,079	25,976
Pacific Private Investment Trust No.49-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		27,377	28,641
Investment and Dividend		0	0
Equity method income (loss)		623	(1,264)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		28,000	27,377
KIWOOM Real estate private placement fund for normal investors No. 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,558	8,558
Investment and Dividend		(435)	(518)
Equity method income (loss)		(91)	518
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		8,032	8,558
RIFA Real estate private placement fund for normal investoes No. 51
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,731	5,726
Investment and Dividend		(294)	(340)
Equity method income (loss)		(66)	345
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,371	5,731
Fivetree general private equity fund No.15
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,572	12,281
Investment and Dividend		(12,572)	(489)
Equity method income (loss)		0	780
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	12,572
Harvest Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			15,854
Investment and Dividend			(15,854)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Shinhan-Quantum Startup Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,986	1,119
Investment and Dividend		1,800	3,000
Equity method income (loss)		(121)	(133)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,665	3,986
Korea Investment develop seed Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,532	10,242
Investment and Dividend		(939)	(901)
Equity method income (loss)		1,552	191
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		10,145	9,532
Tiger Green alpha Trust No.29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		28,573	26,806
Investment and Dividend		(664)	(588)
Equity method income (loss)		2,083	2,355
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		29,992	28,573
STIC ALT Global II Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,504	9,859
Investment and Dividend		(217)	(218)
Equity method income (loss)		554	(137)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,841	9,504
NH-Brain EV Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,125	11,592
Investment and Dividend		(12,999)	0
Equity method income (loss)		1,874	(467)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	11,125
Find-Green New Deal 2nd Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,465	4,508
Investment and Dividend		0	0
Equity method income (loss)		(141)	(43)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,324	4,465
PARATUS No.3 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,936
Investment and Dividend			(4,936)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Golden Route 2nd Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,003
Investment and Dividend			(3,003)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Leverent-Frontier 4th Venture PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,294	2,964
Investment and Dividend		0	0
Equity method income (loss)		(1,220)	330
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,074	3,294
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,583	6,405
Investment and Dividend		0	450
Equity method income (loss)		(783)	(272)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,800	6,583
ShinhanFitrin 1st Technology Business Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,519	4,437
Investment and Dividend		0	0
Equity method income (loss)		(287)	82
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,232	4,519
Koramco Private Real Estate Fund 143
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,667	3,030
Investment and Dividend		0	3,636
Equity method income (loss)		2	1
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,669	6,667
Shinhan-Kunicorn first Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,626	9,831
Investment and Dividend		0	0
Equity method income (loss)		(202)	(205)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,424	9,626
Shinhan Simone Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,837	4,796
Investment and Dividend		(991)	0
Equity method income (loss)		(424)	41
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,422	4,837
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,016	9,885
Investment and Dividend		(994)	(1,169)
Equity method income (loss)		854	1,300
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,876	10,016
LB YoungNam Logistics Private Trust No.40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,782	9,748
Investment and Dividend		(600)	(600)
Equity method income (loss)		443	634
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,625	9,782
Shinhan-Cognitive Start-up Fund L.P.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,329	9,953
Investment and Dividend		0	(5,052)
Equity method income (loss)		(1,120)	428
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,209	5,329
IGEN2022 No.1 private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			9,045
Investment and Dividend			(9,045)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Cornerstone J&M Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,488	3,561
Investment and Dividend		0	0
Equity method income (loss)		(74)	(73)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,414	3,488
Logisvalley Shinhan REIT Co.,Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,598	3,804
Investment and Dividend		0	0
Equity method income (loss)		(209)	(206)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,389	3,598
DA Value-Honest New Technology Investment Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,099	2,663
Investment and Dividend		(2,754)	(1,145)
Equity method income (loss)		(1,345)	2,581
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	4,099
KDB Investment Global Healthcare Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			34,468
Investment and Dividend			(34,468)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Shinhan-Ji and Tec Smart Innovation Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,977	2,587
Investment and Dividend		2,535	7,800
Equity method income (loss)		492	(410)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		13,004	9,977
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,968	1,776
Investment and Dividend		0	5,400
Equity method income (loss)		(210)	(208)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,758	6,968
Korea Investment Green Newdeal Infra Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,257	5,714
Investment and Dividend		5,962	4,537
Equity method income (loss)		(123)	6
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		16,096	10,257
BTS 2nd Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,342	3,772
Investment and Dividend		3,796	2,860
Equity method income (loss)		21	(290)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		10,159	6,342
Shinhan Global Active REIT Co.Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			19,222
Investment and Dividend			(69)
Equity method income (loss)			(156)
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			18,997
NH-J&-IBKC Label Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,747	9,866
Investment and Dividend		0	0
Equity method income (loss)		(101)	(119)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,646	9,747
Hanyang Time Mezzanine Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,012	3,000
Investment and Dividend		(300)	0
Equity method income (loss)		(201)	12
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,511	3,012
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,261
Investment and Dividend		1,250
Equity method income (loss)		405
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,916
IMM Global Venture Opportunity, LP
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,115
Investment and Dividend			(3,115)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
Shinhan-isquare Venture PEF 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,286	497
Investment and Dividend		100	4,000
Equity method income (loss)		(149)	(211)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,237	4,286
Aurum Goldrush ESG Private Fund No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,917
Investment and Dividend		0
Equity method income (loss)		90
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,007
Capstone Develop Frontier Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,547	6,857
Investment and Dividend		(549)	(565)
Equity method income (loss)		1,051	1,255
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		8,049	7,547
Nextrade Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,700	9,700
Investment and Dividend		0	0
Equity method income (loss)		0	0
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,700	9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[2]		3,011
Investment and Dividend	[2]		(3,011)
Equity method income (loss)	[2]		0
Change in other comprehensive income	[2]		0
Impairment loss	[2]		0
Investments in associates	[2]		0
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,835	4,601
Investment and Dividend		(4,835)	0
Equity method income (loss)		0	234
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	4,835
Eventus-IBKC LIB Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,632	6,035
Investment and Dividend		(7,064)	0
Equity method income (loss)		432	597
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	6,632
NH-Daishin-Kyobo healthcare 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,948
Investment and Dividend			(3,948)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
IBKC-Behigh Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,219	3,268
Investment and Dividend		0	0
Equity method income (loss)		(59)	(49)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,160	3,219
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,956
Investment and Dividend			(3,956)
Equity method income (loss)			0
Change in other comprehensive income			0
Impairment loss			0
Investments in associates			0
ON No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,321	5,362
Investment and Dividend		0	0
Equity method income (loss)		391	(41)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,712	5,321
Digital New Deal Kappa Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,845	4,946
Investment and Dividend		0	0
Equity method income (loss)		(98)	(101)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,747	4,845
IBKCJS New Technology Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,130	0
Investment and Dividend		(2,418)	5,000
Equity method income (loss)		(1,094)	1,130
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,618	6,130
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,803	0
Investment and Dividend		0	10,000
Equity method income (loss)		(157)	(197)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		9,646	9,803
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,013	0
Investment and Dividend		(2,170)	11,014
Equity method income (loss)		1,481	999
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		11,324	12,013
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,171	0
Investment and Dividend		(61)	3,000
Equity method income (loss)		168	171
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,278	3,171
TogetherKorea Private Investment Trust No. 6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,270	0
Investment and Dividend		0	5,122
Equity method income (loss)		153	148
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,423	5,270
TogetherKorea Private Investment Trust No. 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,270	0
Investment and Dividend		0	5,122
Equity method income (loss)		153	148
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,423	5,270
Kiwoom Core Industrial Technology Investment Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,180	0
Investment and Dividend		0	4,000
Equity method income (loss)		39	180
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,219	4,180
Penture K-Content Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,622	0
Investment and Dividend		6,000	6,000
Equity method income (loss)		(303)	(378)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		11,319	5,622
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,969	0
Investment and Dividend		6,413	7,838
Equity method income (loss)		(914)	131
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		13,468	7,969
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,107	0
Investment and Dividend		(526)	4,740
Equity method income (loss)		544	367
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,125	5,107
Shinhan-timefolio Bio Development Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,927	0
Investment and Dividend		6,000	6,000
Equity method income (loss)		(220)	(73)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		11,707	5,927
Shinhan M&A-ESG Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,169	0
Investment and Dividend		2,576	4,354
Equity method income (loss)		(291)	(185)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,454	4,169
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,574	0
Investment and Dividend		6,609	9,565
Equity method income (loss)		1,621	1,009
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		18,804	10,574
KDBC meta-enter New Technology investment fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,940	0
Investment and Dividend		0	7,000
Equity method income (loss)		(143)	(60)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,797	6,940
Shinhan Time Secondary Blind New Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,754	0
Investment and Dividend		0	4,750
Equity method income (loss)		(117)	4
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		4,637	4,754
Shinhan DS Secondary Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,477	0
Investment and Dividend		(1,408)	1,815
Equity method income (loss)		(3,630)	5,662
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,439	7,477
Shinhan-openwater pre-IPO Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,973	0
Investment and Dividend		0	5,000
Equity method income (loss)		693	(27)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,666	4,973
Shinhan-CJ TechInnovation Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,364
Investment and Dividend		2,400
Equity method income (loss)		(169)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		4,595
Shinhan-Eco Venture Fund 2nd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,610	0
Investment and Dividend		450	3,650
Equity method income (loss)		(103)	(40)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,957	3,610
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,154	0
Investment and Dividend		3,200	3,200
Equity method income (loss)		143	(46)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,497	3,154
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,969	0
Investment and Dividend		0	10,000
Equity method income (loss)		295	(31)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		10,264	9,969
Shinhan HB Wellness 1st Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,992	0
Investment and Dividend		0	5,000
Equity method income (loss)		334	(8)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		5,326	4,992
Korea real Asset Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,315	0
Investment and Dividend		7,865	9,370
Equity method income (loss)		(628)	(55)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		16,552	9,315
PineStreet Global Corporate FoF XIII-2 (NC XI)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		721
Investment and Dividend		3,087
Equity method income (loss)		(65)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,743
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		23,131	0
Investment and Dividend		(5,596)	23,900
Equity method income (loss)		(391)	(769)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		17,144	23,131
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,536	0
Investment and Dividend		0	4,000
Equity method income (loss)		(786)	536
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,750	4,536
Time Robotics New Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,966	0
Investment and Dividend		(200)	4,000
Equity method income (loss)		12	(34)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		3,778	3,966
Ascent-welcome Tehcnology Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,771	0
Investment and Dividend		0	9,000
Equity method income (loss)		(311)	(229)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		8,460	8,771
Newmain I funds
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		1,991
Investment and Dividend		0
Equity method income (loss)		7,373
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		9,364
Igis General PE Real Estate Investment Trust 517-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		51,736	0
Investment and Dividend		5,000	52,000
Equity method income (loss)		(1,834)	(264)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		54,902	51,736
SH Ulmus M.P.E. Innovative Venture Fund 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,000
Investment and Dividend		0
Equity method income (loss)		32
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,032
Consus Osansegyo No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,104	0
Investment and Dividend		0	8,000
Equity method income (loss)		(95)	104
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		8,009	8,104
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,822	0
Investment and Dividend		(7,502)	8,500
Equity method income (loss)		(320)	(678)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	7,822
Shinhan AIM Private Fund of Fund 9-B
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		24,018	0
Investment and Dividend		9,751	23,036
Equity method income (loss)		2,972	982
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		36,741	24,018
Shinhan General Private Real Estate Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,838	0
Investment and Dividend		18,970	7,721
Equity method income (loss)		(102)	117
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		26,706	7,838
NH Absolute Project L General Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,893	0
Investment and Dividend		(5,264)	4,488
Equity method income (loss)		371	405
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		0	4,893
Paros Kosdaq Venture General Private Investment Trust No. 5
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,994	0
Investment and Dividend		0	6,000
Equity method income (loss)		596	(6)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		6,590	5,994
Happy Pet Life Care New Technology Investment Association No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,456	0
Investment and Dividend		0	3,000
Equity method income (loss)		(457)	456
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		2,999	3,456
Shinhan-Soo Secondary Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,249	0
Investment and Dividend		12,250	5,250
Equity method income (loss)		(762)	(1)
Change in other comprehensive income		0	0
Impairment loss		0	0
Investments in associates		16,737	5,249
TECHFIN RATINGS Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		27,000
Equity method income (loss)		(1,390)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		25,610
SONGPA BIZ CLUSTER PFV CO LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		13,700
Equity method income (loss)		(336)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		13,364
Planeta PTE LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		11,341
Equity method income (loss)		0
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		11,341
The E&Shinhan New Growth Up Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		3,600
Equity method income (loss)		(82)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,518
Shinhan-GB FutureFlow Fund L.P.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,855
Equity method income (loss)		(352)
Change in other comprehensive income		(353)
Impairment loss		0
Investments in associates		5,150
Credila Financial Services
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		250,270
Equity method income (loss)		4,017
Change in other comprehensive income		8,829
Impairment loss		0
Investments in associates		263,116
Shinhan Market-Frontier Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		13,205
Equity method income (loss)		(414)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		12,791
DB IPO HighYield Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,000
Equity method income (loss)		278
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		4,278
Exponential SQUARE Private Investment Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		6,146
Equity method income (loss)		(938)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		5,208
Fine North America Credit Private Mixed Asset Investment Trust 22
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,549
Equity method income (loss)		64
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		4,613
IGIS Private Real Estate Investment No.454
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		3,393
Equity method income (loss)		(25)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,368
IGIS Private Real Estate Investment No.462
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,607
Equity method income (loss)		(174)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		4,433
BNW Recharge Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		6,767
Equity method income (loss)		371
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		7,138
United Partners Realasset Fund No.14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		10,000
Equity method income (loss)		(2)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		9,998
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		17,929
Equity method income (loss)		48
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		17,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		11,996
Equity method income (loss)		39
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		12,035
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		13,953
Equity method income (loss)		(242)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		13,711
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		13,955
Equity method income (loss)		(217)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		13,738
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		13,837
Equity method income (loss)		(547)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		13,290
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,270
Equity method income (loss)		108
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		5,378
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		10,530
Equity method income (loss)		395
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		10,925
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,270
Equity method income (loss)		(218)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		5,052
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,124
Equity method income (loss)		73
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		4,197
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			225,498
Investment and Dividend			(39,576)
Equity method income (loss)			4,942
Change in other comprehensive income			424
Impairment loss			(289)
Investments in associates			₩ 190,999
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		210,518
Investment and Dividend		(9,778)
Equity method income (loss)		(17,080)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		₩ 183,660

[1]	An impairment loss has been recognized due to accumulated unrealized losses since its initial acquisition.
[2]	For the year ended December 31, 2023 it is incorporated into the consolidation target as the Group held control due to increased equity ratio.